Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company is not subject to taxation in foreign countries. The provision for income taxes for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	Years Ended December 31,
	2023	2022
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	7	7
State	—	—
Provision for income taxes	$7	$7

Schedule of Reconciliation of Tax Provision (Benefit)

A reconciliation of the income tax computed at federal statutory income tax rate to the reported provision for income taxes is as follows (in thousands):

	Years Ended December 31,
	2023	2022
Tax benefit at statutory federal rate	$(17,419)	$(5,618)
State tax, net of federal tax benefit	(1,946)	(1,694)
Interest expense	47	477
Increase in valuation allowance	9,189	7,908
Permanent items	12	37
Stock compensation	359	(4)
Unrealized loss FV of notes	219	—
General business tax credit	(1,278)	(1,098)
Loss on issuance of forward purchase contract	5,140	—
Loss on amendment of the subscription receivable	93	—
Loss on derivative valuation	4,890	—
Other	701	(1)
Provision for income taxes	$7	$7

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred income taxes are as follows (in thousands):

	Years Ended December 31,
	2023	2022
Deferred tax assets:
Net operating losses	$22,843	$17,890
Tax credit carryforwards, net	4,523	3,285
Accrued expenses	395	347
Section 174 R&E capitalization	4,939	2,847
Intangibles	707	—
Lease liability	—	106
Stock-based compensation	699	20
Total deferred tax assets	34,106	24,495
Deferred tax liabilities:
Operating lease right-of-use asset	—	(101)
Property and equipment	(406)	(595)
Total deferred tax liabilities	(406)	(696)
Net deferred tax assets	33,700	23,799
Less: Valuation allowance	(33,733)	(23,825)
Net deferred tax liability	$(33)	$(26)

Schedule of Unrecognized Tax Benefits, Excluding Accrued Interest and Penalties

No liability related to uncertain tax positions is recorded on the financial statements. The following table summarizes the activity related to the Company’s unrecognized tax benefits for the year ended December 31 (in thousands):

	Years Ended December 31,
	2023	2022
Beginning balance	$403	$269
Additions for tax positions related to the current year	129	131
Reductions for tax positions related to prior years	19	3
Ending balance	$551	$403